Inventory (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [Abstract]
Disclosure Of The Components Of Inventories
The components of inventory are as follows:

As at Dec. 31	2021	2020
Parts and materials	82	107
Coal	27	83
Deferred stripping costs	—	8
Natural gas	3	2
Purchased emission credits(1)	55	38
Total	167	238
(1) Purchased emissions credits increased due to trading and compliance credits purchased, including those for Alberta compliance under the Technology Innovation and Emissions Reduction program.

Disclosure Of The Change In Inventory
The change in inventory is as follows:

	2021	2020
Balance, Jan. 1	238	251
Net additions (use)	22	26
Write-downs, coal	(65)	(37)
Write-downs, parts and materials	(28)	—
Change in foreign exchange rates	—	(2)
Balance, Dec. 31	167	238